As filed with the Securities and Exchange Commission on May 24, 2005.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09699

American Eagle Funds, Inc.
(Exact name of registrant as specified in charter)

301 Carlson Parkway, Suite 120, Minnetonka, MN 55305
(Address of principal executive offices) (Zip code)

James R. Jundt
301 Carlson Parkway, Suite 120, Minnetonka, MN 55305
(Name and address of agent for service)

800-541-0677
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2005

Date of reporting period: 3/31/2005

Item 1. Schedule of Investments.

		American Eagle Capital Appreciation Fund
Schedule of Investments (unaudited)		March 31, 2005

COMMON STOCKS
	Number		Market
Industry Description and Issue	of Shares	Cost	Value (a)
BIOTECHNOLOGY (9.7%)
Amgen Inc. (b)	1,700	$ 109,813	$ 98,957
EntreMed, Inc. (b)	34,000	132,472	71,400
Geron Corporation (b)	4,800	75,527	29,328
NPS Pharmaceuticals, Inc. (b)	3,100	92,118	39,122
Telik, Inc. (b)	1,400	28,000	21,112
		437,930	259,919

CABLE (5.6%)
Charter Communications, Inc. - Class A (b)	40,700	69,682	65,120
Comcast Corporation - Class A (b)	1,700	47,192	56,780
Mediacom Communications Corporation - Class A (b)	4,300	28,174	28,122
		145,048	150,022

COMPUTER SERVICES/SOFTWARE (9.4%)
Immersion Corporation (b)(d)	31,200	201,786	187,200
Microsoft Corporation	2,700	73,634	65,259
		275,420	252,459

DISCOUNT (4.6%)
Costco Wholesale Corporation	2,000	94,405	88,360
Target Corporation	700	35,281	34,807
		129,686	123,167

ENERGY (5.2%)
Apache Corporation	700	42,219	42,184
ATP Oil & Gas Corporation (b)	2,700	56,567	58,160
Suncor Energy, Inc. (g)	1,000	38,388	40,210
		137,174	140,554

FINANCIAL SERVICES (1.1%)
Willis Group Holdings Limited (g)	800	32,889	29,496
		32,889	29,496

INTERNET SERVICES (4.2%)
eBay Inc. (b)	2,000	73,773	74,520
Shanda Interactive Entertainment Ltd. ADR (b)(g)	200	7,085	6,040
Sify Limited ADR (b)(g)	7,800	38,805	33,852
		119,663	114,412

MEDICAL DEVICES (15.7%)
Align Technology, Inc. (b)	6,600	97,668	41,184
Boston Scientific Corporation (b)	2,500	93,557	73,225
C. R. Bard, Inc.	100	5,396	6,808
Diomed Holdings, Inc. (b)	27,600	95,777	109,572
Stryker Corporation	800	35,254	35,627
Varian Medical Systems, Inc. (b)	1,800	69,204	61,704
Zimmer Holdings, Inc. (b)	1,200	98,524	93,372
		495,380	421,492

MISCELLANEOUS (1.1%)
OM Group, Inc. (b)	1,000	35,635	30,420
		35,635	30,420

NATIONAL RADIO (18.3%)
XM Satellite Radio Holdings Inc. - Class A (b)(h)	15,600	53,706	491,400
		53,706	491,400

OIL DRILLING, EQUIPMENT & SERVICES (9.2%)
GlobalSantaFe Corporation (g)	1,200	43,743	44,344
Noble Corporation (g)	1,000	52,120	56,210
Schlumberger Limited (g)	1,800	125,919	126,864
Transocean Inc. (b)(g)	400	15,272	20,584
		237,054	248,002

PHARMACEUTICALS (13.1%)
Eli Lilly and Company	1,500	81,424	78,150
Sanofi-Aventis ADR (g)	2,400	92,582	101,616
Sepracor Inc. (b)	3,000	140,296	172,230
		314,302	351,996

SATELLITE TELEVISION (1.0%)
EchoStar Communications Corporation - Class A (b)	900	29,737	26,325
		29,737	26,325

		American Eagle Capital Appreciation Fund
Schedule of Investments (unaudited) (concluded)		March 31, 2005

COMMON STOCKS (concluded)

SEMICONDUCTOR (1.2%)
SanDisk Corporation (b)	1,200	$ 28,746		$ 33,360
		28,746		33,360

SPECIALTY (1.0%)
7-Eleven, Inc. (b)	1,100	26,460		26,405
		26,460		26,405
Total Common Stocks (100.4%)		2,498,830		2,699,429

Total investments in securities (100.4%)		$ 2,498,830	(c)	$ 2,699,429
Liabilities in excess of other assets (-0.4%)				(10,843)

Net Assets (100.0%)				$ 2,688,586

Notes to Schedule of Investments:
Percentage of investments as shown is the ratio of the total market value to total net assets.
(a)	Securities are valued by procedures described in the financial statements.
(b)	Presently non-income producing.
(c)	Cost for federal income tax purposes at March 31, 2005, was
$2,498,830. The aggregate gross unrealized appreciation and
depreciation on investments in securities based on this cost were:

	Gross unrealized appreciation		$ 561,266
	Gross unrealized depreciation		(360,667)
	Net unrealized appreciation		$ 200,599

(d)	Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the

American Eagle Capital Appreciation Fund, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2005.  The activity for investments in Common Stocks of Affiliates is as follows:

		Beginning	Purchase	Sales	Ending	Ending	Dividend	Net Realized
	Description	Cost	Cost	Cost	Cost	Market Value	Income	Gains/Losses
	Immersion Corporation	$ 201,786	$ —	$ —	$ 201,786	$ 187,200	$ —	$ —
	Total	$ 201,786	$ —	$ —	$ 201,786	$ 187,200	$ —	$ —

(e)	As of March 31, 2005, initial margin deposits of $90,000
have been pledged in connection with the following open
short future contracts.
Unrealized
	Contracts	Issue			Market Value		Appreciation
	6	NASDAQ 100 - June 2005			$ 894,600		$ 5,526
	Total				$ 894,600		$ 5,526

(f)	Schedule of Options Written:
	Contracts (100 shares per contract)				Market Value
Call Options
Sepracor Inc.
	12	Expiration April 2005, Exercise Price $60.00			$ 1,150
	12	Total Call Options Written (Premiums received $6,704)			$ 1,150

(g)
Represents foreign securities or Exchange Traded Funds holding primarily foreign securities, which are both listed directly on a domestic securities exchange or included in the NASDAQ National Market Systems.

ADR- American Depository Receipt

(h)	Securities partially on deposit, with a market value of $142,335, held in a margin account as collateral for short sales and options as of March 31, 2005.

		American Eagle Twenty Fund
Schedule of Investments (unaudited)		March 31, 2005
COMMON STOCKS
	Number			Market
Industry Description and Issue	of Shares	Cost		Value (a)
BIOTECHNOLOGY (5.4%)
Amgen Inc. (b)	1,100	$ 71,013		$ 64,031
ImClone Systems Incorporated (b)	1,800	82,054		62,100
		153,067		126,131

CABLE (3.2%)
Comcast Corporation - Class A (b)	2,200	65,868		73,480
		65,868		73,480

COMPUTER SERVICES/SOFTWARE (12.5%)
Immersion Corporation (b)(d)	21,000	116,903		126,000
Red Hat, Inc. (b)	6,400	69,376		69,824
Siebel Systems, Inc. (b)	10,200	90,333		93,126
		276,612		288,950

ENERGY (3.1%)
Apache Corporation	600	36,188		36,158
Suncor Energy, Inc. (g)	900	34,533		36,189
		70,721		72,347

FINANCIAL SERVICES (1.9%)
Willis Group Holdings Limited (g)	1,200	48,943		44,244
		48,943		44,244

INTERNET SERVICES (2.7%)
eBay Inc. (b)	1,700	62,616		63,342
		62,616		63,342

MEDICAL DEVICES (11.1%)
Align Technology, Inc. (b)	6,000	90,731		37,440
Boston Scientific Corporation (b)	1,900	64,122		55,651
Diomed Holdings, Inc. (b)	21,200	86,138		84,164
Stryker Corporation	800	35,983		35,688
Varian Medical Systems, Inc. (b)	1,300	50,229		44,564
		327,203		257,507

NATIONAL RADIO (15.5%)
XM Satellite Radio Holdings Inc. - Class A (b)(h)	11,400	51,830		359,100
		51,830		359,100

OIL DRILLING, EQUIPMENT & SERVICES (3.5%)
GlobalSantaFe Corporation (g)	1,000	36,548		36,947
Noble Corporation (g)	800	41,921		44,968
		78,469		81,915

PHARMACEUTICALS (7.8%)
Sanofi-Aventis ADR (g)	1,700	68,361		71,978
Sepracor Inc. (b)	1,900	90,123		109,079
		158,484		181,057

SATELLITE TELEVISION (2.3%)
EchoStar Communications Corporation - Class A (b)	1,800	56,221		52,650
		56,221		52,650

SPECIALTY (1.0%)
7-Eleven, Inc. (b)	1,000	24,055		24,005
		24,055		24,005

Total Common Stocks (70.0%)		1,374,089		1,624,728
Total investments in securities (70.0%)		$ 1,374,089	(c)	$ 1,624,728
Other assets in excess of liabilities (30.0%)				697,560

Net Assets (100.0%)				$ 2,322,288

American Eagle Twenty Fund
Schedule of Investments (unaudited) (concluded)					March 31, 2005

Notes to Schedule of Investments:
Percentage of investments as shown is the ratio of the total market value to total net assets.
(a)	Securities are valued by procedures described in the financial statements.
(b)	Presently non-income producing.
(c)	Cost for federal income tax purposes at March 31, 2005, was
$1,374,089. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

	Gross unrealized appreciation		$ 360,895
	Gross unrealized depreciation		(110,256)
	Net unrealized appreciation		$ 250,639

(d)	Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the
American Eagle Twenty Fund, as defined in the Investment
Company Act of 1940, at or during the period ended March 31, 2005. The activity for investments in Common Stocks of Affiliates is as follows:

		Beginning	Purchase	Sales	Ending	Ending	Dividend	Net Realized
	Description	Cost	Cost	Cost	Cost	Market Value	Income	Gains/Losses
	Immersion Corporation	$ 116,903	$ —	$ —	$ 116,903	$ 126,000	$ —	$ —
	Total	$ 116,903	$ —	$ —	$ 116,903	$ 126,000	$ —	$ —

(e)	As of March 31, 2005, initial margin deposits of $60,000
have been pledged in connection with the following open
short future contracts.
Unrealized
	Contracts	Issue			Market Value		Appreciation
	4	NASDAQ 100 - June 2005			$ 596,400		$ 366
	Total				$ 596,400		$ 366

(f)	Schedule of Options Written:
	Contracts (100 shares per contract)				Market Value
Call Options
Sepracor Inc.
	8	Expiration April 2005, Exercise Price $60.00			$ 755
	8	Total Call Options Written (Premiums received $4,326)			$ 755

(g)
Represents foreign securities or Exchange Traded Funds holding primarily foreign securities, which are both listed directly on a domestic securities exchange or included in the NASDAQ National Market Systems.

ADR- American Depository Receipt

(h)	Securities paritally on deposit, with a market value of $151,824, held in a margin account as collateral for short sales and options as of March 31, 2005.

		American Eagle Large-Cap Growth Fund
Schedule of Investments (unaudited)		March 31, 2005

COMMON STOCKS
	Number		Market
Industry Description and Issue	of Shares	Cost	Value (a)
BIOTECHNOLOGY (9.0%)
Amgen Inc. (b)	800	$ 51,570	$ 46,568
Gilead Sciences, Inc. (b)	800	27,701	28,640
ImClone Systems Incorporated (b)	800	41,962	27,600
		121,233	102,808

CABLE (5.1%)
Charter Communications, Inc. - Class A (b)	19,700	23,360	31,520
Comcast Corporation - Class A (b)	800	25,696	26,720
		49,056	58,240

COMPUTER HARDWARE (2.4%)
NCR Corporation (b)	800	25,771	26,992
		25,771	26,992

COMPUTER SERVICES/SOFTWARE (9.5%)
Immersion Corporation (b)(d)	10,100	72,545	60,600
Microsoft Corporation	2,000	54,544	48,340
		127,089	108,940

DISCOUNT (6.8%)
Costco Wholesale Corporation	900	42,654	39,762
Lowe's Companies, Inc.	400	14,843	22,836
Target Corporation	300	15,110	14,937
		72,607	77,535

ENERGY (3.0%)
Apache Corporation	300	18,094	18,079
Suncor Energy, Inc. (g)	400	15,386	16,084
		33,480	34,163

FINANCIAL SERVICES (3.2%)
Willis Group Holdings Limited (g)	1,000	41,386	36,870
		41,386	36,870

INTERNET SERVICES (2.9%)
eBay Inc. (b)	900	33,269	33,534
		33,269	33,534

MEDICAL DEVICES (12.8%)
Boston Scientific Corporation (b)	1,300	43,790	38,077
C. R. Bard, Inc.	100	5,396	6,808
Medtronic, Inc.	100	4,831	5,095
Stryker Corporation	500	22,053	22,305
Varian Medical Systems, Inc. (b)	800	30,937	27,424
Zimmer Holdings, Inc. (b)	600	49,493	46,686
		156,500	146,395

MISCELLANEOUS (1.6%)
OM Group, Inc. (b)	600	21,372	18,252
		21,372	18,252

NATIONAL RADIO (15.1%)
XM Satellite Radio Holdings Inc. - Class A (b)(h)	5,500	125,784	173,250
		125,784	173,250

OIL DRILLING, EQUIPMENT & SERVICES (3.6%)
GlobalSantaFe Corporation (g)	500	18,275	18,474
Noble Corporation (g)	400	20,961	22,484
		39,236	40,958

PHARMACEUTICALS (16.7%)
Cephalon, Inc. (b)	200	11,235	9,366
Eli Lilly and Company	700	39,562	36,470
Sanofi-Aventis ADR (g)	1,100	42,693	46,574
Sepracor Inc. (b)	1,500	73,494	86,115
Wyeth	300	12,020	12,654
		179,004	191,179

RESTAURANTS (1.9%)
The Cheesecake Factory Incorporated (b)	600	19,338	21,270
		19,338	21,270

		American Eagle Large-Cap Growth Fund
Schedule of Investments (unaudited) (concluded)		March 31, 2005

COMMON STOCKS (concluded)

SATELLITE TELEVISION (1.3%)
EchoStar Communications Corporation - Class A (b)	500	$ 15,440		$ 14,625
		15,440		14,625

SEMICONDUCTOR (1.5%)
SanDisk Corporation (b)	600	14,074		16,680
		14,074		16,680

SPECIALTY (1.5%)
7-Eleven, Inc. (b)	500	12,027		12,002
Coach, Inc. (b)	100	4,212		5,663
		16,239		17,665

TELECOMMUNICATIONS INFRASTRUCTURE (2.0%)
Avaya Inc. (b)	2,000	26,441		23,360
		26,441		23,360
Total Common Stocks (99.9%)		1,117,319		1,142,716

Total investments in securities (99.9%)		$ 1,117,319	(c)	$ 1,142,716
Other assets in excess of liabilities (0.1%)				504

Net Assets (100.0%)				$ 1,143,220

Notes to Schedule of Investments:
Percentage of investments as shown is the ratio of the total market value to total net assets.
(a)	Securities are valued by procedures described in the financial statements.
(b)	Presently non-income producing.
(c)	Cost for federal income tax purposes at March 31, 2005, was
$1,117,319. The aggregate gross unrealized appreciation and
depreciation on investments in securities based on this cost were:

	Gross unrealized appreciation		$ 102,927
	Gross unrealized depreciation		(77,530)
	Net unrealized appreciation		$ 25,397

(d)	Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the
American Eagle Large-Cap Growth Fund, as defined in the Investment
Company Act of 1940, at or during the period ended March 31, 2005.
The activity for investments in Common Stocks of Affiliates
is as follows:

		Beginning	Purchase	Sales	Ending	Ending	Dividend	Net Realized
	Description	Cost	Cost	Cost	Cost	Market Value	Income	Gains/Losses
	Immersion Corporation	$ 72,545	$ —	$ —	$ 72,545	$ 60,600	$ —	$ —
	Total	$ 72,545	$ —	$ —	$ 72,545	$ 60,600	$ —	$ —

(e)	As March 31, 2005, initial margin deposits of $45,000
have been pledged in connection with the following open
short future contracts.
Unrealized
	Contracts	Issue			Market Value		Appreciation
	3	NASDAQ 100 - June 2005			$ 447,300		$ 4,914
	Total				$ 447,300		$ 4,914

(f)	Schedule of Options Written:
	Contracts (100 shares per contract)		Market Value
Call Options
Sepracor Inc.
	6	Expiration April 2005, Exercise Price $60.00	$ 575
	6	Total Call Options Written (Premiums received $3,352)	$ 575

(g)
Represents foreign securities or Exchange Traded Funds holding primarily foreign securities, which are both listed directly on a domestic securities exchange or included in the NASDAQ National Market Systems.

ADR- American Depository Receipt

(h)	Securities partially on deposit, with a market value of $110,705, held in a margin account as collateral for short sales and options as of March 31, 2005.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) American Eagle Funds, Inc.

By (Signature and Title) /s/ James R. Jundt
James R. Jundt, Chairman of the Board

Date  5/23/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Marcus E. Jundt
Marcus E. Jundt, President

Date  5/23/2005

By (Signature and Title) /s/ Gerald M. Fitterer
Gerald M. Fitterer, Treasurer

Date  5/23/2005